Share-based compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 01, 2017 shares	Jul. 23, 2014 shares	Sep. 30, 2023 shares	Dec. 31, 2021 shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) shares
Share-based compensation
The aggregate fair value of options and restricted share units vested and recognized as expenses					¥ 11,574	$ 1,630	¥ 15,515	¥ 30,212
Weighted average grant-date fair value share options granted | ¥ / shares					¥ 3.23
Total intrinsic value of options and restricted share units exercised/vested					¥ 2,976	$ 419	¥ 7,821	¥ 24,640
Share Options
Share-based compensation
Unrecognized share-based compensation expense					¥ 3,498				$ 493
Unrecognized share-based compensation expense estimated weighted-average period					1 year 3 months 21 days	1 year 3 months 21 days
Weighted average grant-date fair value share options granted | (per share)					¥ 3.23	$ 0.45	¥ 6.41	¥ 24.61
Restricted Share Units
Share-based compensation
Unrecognized share-based compensation expense estimated weighted-average period					8 months 4 days	8 months 4 days
Unrecognized share-based compensation cost					¥ 1,149				$ 162
2014 Incentive Plan
Share-based compensation
Common shares reserved for issuance		5,500,000
Share available for grant					38,413				38,413
2014 Incentive Plan | Maximum
Share-based compensation
Awards vesting period		4 years
Awards expiration period		10 years
2017 Incentive Plan
Share-based compensation
Common shares reserved for issuance	6,015,137
Share available for grant					127,547				127,547
2017 Incentive Plan | Maximum
Share-based compensation
Awards vesting period	4 years
Awards expiration period	10 years
2021 incentive plan
Share-based compensation
Common shares reserved for issuance				4,000,000				4,000,000
Share available for grant					239,853				239,853
2021 incentive plan | Maximum
Share-based compensation
Awards vesting period				4 years
Awards expiration period				10 years
2023 incentive plan
Share-based compensation
Awards vesting period			4 years
Awards expiration period			10 years
Common shares reserved for issuance			4,000,000
Share available for grant					3,276,827				3,276,827